Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, 2025 Equity Incentive Plan
Amount Registered | shares	2,201,204
Proposed Maximum Offering Price per Unit	16.83
Maximum Aggregate Offering Price	$ 37,046,263.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,116.09
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of MapLight Therapeutics, Inc. (the "Registrant") that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. The amount registered represents shares of common stock that were added to the shares reserved for future issuance under the 2025 Plan on January 1, 2026, pursuant to an evergreen provision contained in the 2025 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2025 Plan will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2026 and continuing through (and including) January 1, 2035, in an amount equal to 5% of the total number of shares of common stock of the Registrant equal to the sum of (i) the total number of shares of common stock and non-voting common stock issued and outstanding, and (ii) shares of common stock issuable upon exercise of outstanding pre-funded warrants outstanding on December 31 of the immediately preceding year, except that, before the date of any such increase, the Registrant's board of directors may determine that the increase for such year will be a lesser number of shares. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the shares of common stock being registered under the 2025 Plan are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee are based upon a per share price of $16.83, which is the average of the high and low selling prices per share of the Registrant's common stock on March 24, 2026 as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, 2025 Employee Stock Purchase Plan
Amount Registered | shares	440,240
Proposed Maximum Offering Price per Unit	14.31
Maximum Aggregate Offering Price	$ 6,299,834.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 870.01
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. The amount registered represents shares of common stock that were added to the shares reserved for future issuance under the 2025 ESPP on January 1, 2026, pursuant to an evergreen provision contained in the 2025 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2025 ESPP will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2026 and continuing through (and including) January 1, 2035, by the lesser of (x) 1% of the total number of shares of common stock of the Registrant equal to the sum of (i) the total number of shares of common stock and non-voting common stock issued and outstanding, and (ii) shares of common stock issuable upon exercise of outstanding pre-funded warrants outstanding on December 31 of the immediately preceding year and (y) 900,000 shares, except that, before the date of any such increase, the Registrant's board of directors may determine that the increase for such year will be a lesser number of shares. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the shares of common stock being registered under the 2025 ESPP are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon a per share price of $14.31, which is the average of the high and low selling prices per share of the Registrant's common stock on March 24, 2026 as reported on the Nasdaq Global Select Market multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.